SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment reporting as per geographical areas
Net sales	R$ 46,159,478	R$ 36,917,619	R$ 37,651,667
Total assets	51,281,029	50,301,761	54,635,141
Brazil
Segment reporting as per geographical areas
Net sales	17,284,473	13,450,378	12,229,582
Total assets	26,283,287	23,872,075	24,266,983
Latin America
Segment reporting as per geographical areas
Net sales	4,785,281	4,769,526	5,828,564
Total assets	5,251,637	6,009,394	6,159,387
North America
Segment reporting as per geographical areas
Net sales	23,524,381	18,142,218	17,917,485
Total assets	19,746,105	19,629,950	23,463,447
Europe/Asia
Segment reporting as per geographical areas
Net sales	R$ 565,343	555,497	1,676,036
Total assets		R$ 790,342	R$ 745,324